UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                 5/15/06
[Signature]                         [City, State]                      [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $3,274,134
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----

         01       28-4690                   High River Limited Partnership

         02       28-4970                   High Coast Limited Partnership

         03       28-2662                   Barberry Corp.

         04       28-4460                   Highcrest Investors Corp.

         05       28-11469                  Gascon Partners

         06       28-05849                  American Real Estate Holdings L.P.

         07       28-                       Modal LLC



                                                      Form 13F Information Table
                                             Name of Reporting Manager: Carl C. Icahn


COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8

NAME OF                TITLE OF                VALUE      SHRS OR   SH/   PUT/   INVESTMENT     OTHER          Voting Authority
ISSUER                  CLASS      CUSIP      (x$1000)    PRN AMT   PRN   CALL   DISCRETION    MANAGER*      SOLE   SHARED   NONE
------                  -----      -----      --------    -------   ---   ----   ----------    --------      ----   ------   ----

ADVENTRX PHARM INC      COM      00764X103      4,281      864,865   SH           Defined         1                864,865

AMERICAN RAILCAR        COM      02916P103    150,483    4,290,918   SH           Defined         7              4,290,918
INDUSTRIES, INC.

AMERICAN RAILCAR        COM      02916P103     63,792    1,818,976   SH           Defined                        1,818,976
INDUSTRIES, INC.

AMERICAN REAL        DEPOSITRY   029169109    188,411    4,087,000   SH           Defined         3              4,087,000
ESTATE PARTNERS        UNIT

AMERICAN REAL        DEPOSITRY   029169109     19,076      413,793   SH           Defined                          413,793
ESTATE PARTNERS        UNIT

AMERICAN REAL        DEPOSITRY   029169109  1,650,833   35,809,836   SH           Defined         2             35,809,836
ESTATE PARTNERS        UNIT

AMERICAN REAL        DEPOSITRY   029169109    159,164    3,452,586   SH           Defined         4              3,452,586
ESTATE PARTNERS        UNIT

AMERICAN REAL        DEPOSITRY   029169109    548,229   11,892,167   SH           Defined         5             11,892,167
ESTATE PARTNERS        UNIT

BKF CAPITAL GROUP       COM      05548G102      6,485      498,820   SH           Defined         1                498,820

BLOCKBUSTER INC        CL A      093679108      3,565      898,000   SH           Defined         3                898,000

BLOCKBUSTER INC        CL A      093679108      5,553    1,398,820   SH           Defined         1              1,398,820

BLOCKBUSTER INC        CL B      093679207      1,220      340,906   SH           Defined         3                340,906

BLOCKBUSTER INC        CL B      093679207      2,765      772,320   SH           Defined         1                772,320

IMCLONE SYS INC         COM      45245W109     30,645      900,800   SH           Defined         3                900,800

IMCLONE SYS INC         COM      45245W109      6,804      200,000   SH           Defined                          200,000

IMCLONE SYS INC         COM      45245W109    142,954    4,202,049   SH           Defined         1              4,202,049

IMCLONE SYS INC         COM      45245W109     99,529    2,925,603   SH           Defined         6              2,925,603

TIME WARNER INC         COM      887317105    190,345   11,336,790   SH           Defined         6             11,336,790


                                   TOTAL    3,274,134



Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.


* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.